Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill £ in Thousands	6 Months Ended
Jun. 30, 2022 GBP (£)
Cost
Balance	£ 298,946
Additions	14,973
Acquisition of subsidiaries	61,016
Balance	374,935
Accumulated amortization
Balance	(37,432)
Charge for the period	(30,595)
Impairment loss	(111,551)
Balance	(179,578)
Net book value
Balance	195,357
Goodwill [Member]
Cost
Balance	218,840
Additions
Acquisition of subsidiaries	50,597
Balance	269,437
Accumulated amortization
Balance
Charge for the period
Impairment loss	(107,570)
Balance	(107,570)
Net book value
Balance	161,867
Development costs and software [Member]
Cost
Balance	56,178
Additions	14,858
Acquisition of subsidiaries	2,592
Balance	73,628
Accumulated amortization
Balance	(13,543)
Charge for the period	(26,012)
Impairment loss	(3,981)
Balance	(43,536)
Net book value
Balance	30,092
Customer relationships [Member]
Cost
Balance	21,109
Additions
Acquisition of subsidiaries	3,669
Balance	24,778
Accumulated amortization
Balance	(21,109)
Charge for the period	(408)
Impairment loss
Balance	(21,517)
Net book value
Balance	3,261
Brand [Member]
Cost
Balance	2,746
Additions
Acquisition of subsidiaries	4,158
Balance	6,904
Accumulated amortization
Balance	(2,746)
Charge for the period	(4,158)
Impairment loss
Balance	(6,904)
Net book value
Balance
Domain names [Member]
Cost
Balance	73
Additions	115
Acquisition of subsidiaries
Balance	188
Accumulated amortization
Balance	(34)
Charge for the period	(17)
Impairment loss
Balance	(51)
Net book value
Balance	£ 137